Accrued expenses and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Accrued expenses and other current liabilities
Accrued Expenses and Other Current Liabilities

	As of December 31,
	2015	2016
	RMB	RMB
Deposits from service providers	32,618	38,320
Payroll and welfare benefits accruals	29,488	29,941
Server custody and bandwidth fee accruals	12,007	11,530
Professional fees payable	5,397	7,861
Rentals	4,928	4,257
Payables related to employee share options exercise	6,886	340
Others	10,918	13,706

Total	102,242	105,955